SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES - Holdings in Variable Interest Entities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Carrying Value of Newcastle's Investment	$ 2,002
VIE | CDO V
Gross Assets	200,616	[1]
Debt	226,615	[2]
Carrying Value of Newcastle's Investment	2,002	[3]
VIE | CDO VIII Repack
Gross Assets	146,645	[1],[4]
Debt	146,645	[2],[4]
Carrying Value of Newcastle's Investment	$ 104,308	[3],[4]

[1]	Face amount.
[2]	Newcastle CDO V includes $39.8 million face amount of debt owned by Newcastle with a carrying value of $2.0 million at December 31, 2013. CDO VIII Repack includes $116.8 million face amount of debt owned by Newcastle with a carrying value of $104.3 million at December 31, 2013.
[3]	This amount represents Newcastle's maximum exposure to loss from this entity.
[4]	See Notes 13 and 14 for information about the securitization that is collateralized by certain Newcastle CDO VIII Class I Notes.